MARKETABLE SECURITIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 33,309
Gross unrealized Gains	0
Gross Unrealized losses	(211)
Fair value	33,098
Government debentures - fixed interest rate
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	5,161
Gross unrealized Gains	0
Gross Unrealized losses	(33)
Fair value	5,128
Corporate debentures - fixed interest rate
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	28,148
Gross unrealized Gains	0
Gross Unrealized losses	(178)
Fair value	$ 27,970